Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2021	Sep. 20, 2022
Document Information [Line Items]
Document Type	20-F/A
Amendment Description	Amendment No. 2
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	true
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2020
Entity File Number	000-51576
Entity Incorporation, State or Country Code	D8
Document Fiscal Period Focus	FY
Entity Address, Address Line One	No. 21 Sheng Ming Yuan Road
Entity Address, Address Line Two	Changping District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	102206
Entity Address, Country	CN
Entity Registrant Name	Origin Agritech Limited
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Trading Symbol	SEED
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,793,617	6,016,058
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 21 Sheng Ming Yuan Road
Entity Address, Address Line Two	Changping District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	102206
City Area Code	86-10
Local Phone Number	5890-7588
Entity Address, Country	CN
Contact Personnel Name	Dr. Han Gengchen
Contact Personnel Fax Number	5890-7577